Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GOVERNMENT INCOME TRUST
CIK	dei_EntityCentralIndexKey	0000357052
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 28, 2022
Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2022
Prospectus Date	rr_ProspectusDate	Mar. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Government Income Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FICMX
Federated Hermes Government Income Fund | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FITSX